UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 138.9% (99.0% of Total Investments)
	Alabama – 1.6% (1.1% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,523,205
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	BBB (4)	5,699,788
	5.250%, 10/01/26 (Pre-refunded 10/01/11) – AMBAC Insured (Alternative Minimum Tax)
9,155	Total Alabama			9,222,993
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	663,350
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.0% (0.7% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2006, 13.455%, 7/01/16 (IF)	7/18 at 100.00	AAA	3,838,395
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,977,338
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
5,590	Total Arizona			5,815,733
	Arkansas – 0.7% (0.5% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13 (Pre-refunded 11/01/11)	11/11 at 101.00	N/R (4)	1,846,984
1,900	5.500%, 11/01/14 (Pre-refunded 11/01/11)	11/11 at 101.00	N/R (4)	1,944,194
3,705	Total Arkansas			3,791,178
	California – 13.0% (9.3% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
2,220	5.000%, 3/01/28	3/13 at 100.00	A	2,209,988
140	5.000%, 3/01/33	3/13 at 100.00	A	132,394
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	No Opt. Call	Aa3	1,680,421
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,489,692
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,700,712
	5.000%, 11/15/42 (UB)
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	5,974,252
	Option Bond Trust 3175, 13.616%, 5/15/14 (IF)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/11 at 100.00	AA	20,016
	Insured (Alternative Minimum Tax)
	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds,
	Series 2002B:
2,180	0.000%, 8/01/31 – FGIC Insured	8/12 at 32.87	A+	532,618
3,300	0.000%, 8/01/32 – FGIC Insured	8/12 at 30.97	A+	746,856
11,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	7,995,705
	Bonds, Series 2007A-1, 5.125%, 6/01/47
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	7,786,636
	6.125%, 7/15/40
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
10,510	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	10,622,562
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	5,013,050
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	1,500,525
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	9,309,700
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/12 at 100.00	AA	6,957,120
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/21 at 100.00	AA+	2,881,533
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	3,166,770
	Trust 1005, 7.796%, 8/01/41 (IF)
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Baa1	1,282,000
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	1,002,930
	2006C, 0.000%, 9/01/30 – NPFG Insured
99,060	Total California			75,005,480
	Colorado – 5.9% (4.2% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R (4)	2,431,575
	Obligation Bonds, Series 2002, 7.375%, 12/01/32 (Pre-refunded 12/01/12)
1,535	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,691,846
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
3,090	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,624,090
	Academy, Series 2006A, 5.400%, 5/01/26
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,381,589
	5.500%, 4/01/31 (Alternative Minimum Tax)
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	3,992,350
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	5,653,744
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	3,453,120
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	A+	4,513,515
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	2,021,500
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	821,342
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,613,360
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,003,150
	8.000%, 12/01/25
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	656,951
	5.375%, 6/01/31
34,835	Total Colorado			33,858,132
	Delaware – 0.1% (0.1% of Total Investments)
520	Delaware State Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A,	7/12 at 100.00	Aa3	537,904
	5.400%, 7/01/24
	District of Columbia – 0.8% (0.6% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,337,523
	Tender Option Bond Trust 1606, 11.736%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,341,303
	Tender Option Bond Trust 1730, 11.711%, 10/01/30 – AMBAC Insured (IF)
4,670	Total District of Columbia			4,678,826
	Florida – 1.6% (1.1% of Total Investments)
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	12/11 at 100.00	AA+	1,105,884
2,195	5.450%, 12/01/41 – AGM Insured	12/11 at 100.00	AA+	2,195,395
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,279,513
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	610,610
	6.650%, 5/01/40
9,755	Total Florida			9,191,402
	Georgia – 4.0% (2.9% of Total Investments)
15,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	A1	15,534,900
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%,	12/11 at 101.00	AAA	2,797,794
	12/01/24 (Pre-refunded 12/01/11)
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	3,026,370
	Medical Center Project, Series 2010, 8.125%, 12/01/45
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,315,060
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	364,805
	Military Academy Project, Series 2007, 5.125%, 3/01/37
23,200	Total Georgia			23,038,929
	Illinois – 13.8% (9.8% of Total Investments)
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured	1/12 at 100.00	AA+	8,434,798
	(Alternative Minimum Tax)
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/12 at 100.00	A2	4,847,684
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	Aa3	2,497,633
	1/01/16 – NPFG Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	Aa2 (4)	10,122,900
	(Pre-refunded 11/01/11) – AMBAC Insured
1,165	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,146,150
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,235,148
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2	2,448,907
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
3,465	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,225,395
	5.500%, 8/01/37
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB–	8,920,170
	Series 2001, 5.875%, 12/01/31
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	N/R	2,612,350
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	4,755,870
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	12,020,040
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,115,500
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,998,748
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
122,255	Total Illinois			79,381,293
	Indiana – 5.9% (4.2% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,282,547
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,021,950
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – NPFG Insured	1/12 at 100.00	A+ (4)	2,050,800
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – NPFG Insured	1/12 at 100.00	A+ (4)	2,811,930
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	A (4)	1,278,738
	Bonds, Series 2001, 5.125%, 1/15/23 (Pre-refunded 1/15/12) – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/12 at 100.00	Baa1	9,523,085
	5.500%, 2/01/26 – NPFG Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,395,435
	2005B, 5.000%, 6/01/24
2,600	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,441,660
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Revenue Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	A1	3,509,380
	AMBAC Insured
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,108,725
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,110,425
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	1/13 at 101.00	A1 (4)	1,183,457
	7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured
34,175	Total Indiana			33,718,132
	Iowa – 0.5% (0.3% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	11/11 at 100.00	Aa3	1,981,620
	5.250%, 5/15/31 – AGM Insured
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	748,840
	5.625%, 6/01/46
3,000	Total Iowa			2,730,460
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	795,130
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	779,400
2,000	Total Kansas			1,574,530
	Kentucky – 4.4% (3.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,033,560
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,609,898
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	18,739,760
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – NPFG Insured
24,900	Total Kentucky			25,383,218
	Louisiana – 5.6% (4.0% of Total Investments)
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,141,000
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,442,295
	Series 2007A, 5.500%, 5/15/47
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	4,718,245
	Series 2011, 6.750%, 5/15/41
20,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/11 at 101.00	A–	20,760,482
	Series 2001B, 5.875%, 5/15/39
32,015	Total Louisiana			32,062,022
	Maine – 0.2% (0.1% of Total Investments)
1,075	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B, 5.500%,	11/11 at 100.00	AA+	1,075,226
	11/15/32 (Alternative Minimum Tax)
	Maryland – 2.5% (1.8% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	691,030
	5.250%, 4/01/37
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	1/12 at 100.00	Aa2	1,571,083
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,226,400
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/11 at 100.00	N/R	10,623,002
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	497,785
	Retirement Community, Series 2007, 4.750%, 7/01/34
15,725	Total Maryland			14,609,300
	Massachusetts – 3.6% (2.6% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	1,148,744
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	828,900
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,602,944
	University Issue, Series 2009A, 5.750%, 7/01/39
1,505	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008,	6/18 at 100.00	AA	1,808,258
	Trust 3145, 15.435%, 6/01/16 (IF)
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	394,560
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/12 at 100.00	N/R	4,638,950
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,288,458
	8/01/46 – AGM Insured (UB) (6)
7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue	7/21 at 100.00	A+	7,093,350
	Bonds, Senior Lien Series 2011, 5.000%, 7/01/41
21,510	Total Massachusetts			20,804,164
	Michigan – 8.1% (5.7% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA+	15,852,300
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,404,980
	Obligated Group, Series 2007A, 5.000%, 8/15/38
2,750	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds Series 2011A,	7/21 at 100.00	AA–	2,919,400
	5.500%, 7/01/41
1,165	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	1,174,250
	5.500%, 10/15/18
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%,	10/11 at 100.00	A+ (4)	70,785
	10/15/18 (Pre-refunded 10/15/11)
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	No Opt. Call	Aa3	2,272,703
	2011-I-A, 5.375%, 10/15/41
2,395	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	2,541,430
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	1,435,546
2,500	5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	2,564,375
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
635	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	756,152
2,865	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	2,876,804
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	12,499,064
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
45,670	Total Michigan			46,367,789
	Minnesota – 1.2% (0.9% of Total Investments)
2,200	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,265,604
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AAA	3,612,120
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,209,368
	Project, Series 2007-1, 5.000%, 8/01/36
6,575	Total Minnesota			7,087,092
	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/11 at 101.00	AAA	2,162,004
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,082,740
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,155	Total Mississippi			5,244,744
	Missouri – 3.4% (2.4% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,294,446
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	794,000
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	1,941,800
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,391,695
3,510	5.250%, 12/01/20 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,569,670
3,695	5.250%, 12/01/21 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,757,815
2,040	5.250%, 12/01/22 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	2,074,680
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,634,600
	Series 2011B, 5.000%, 11/15/37
19,400	Total Missouri			19,458,706
	Montana – 0.9% (0.6% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/12 at 100.00	B+	5,020,200
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.1% (0.8% of Total Investments)
4,475	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	4,775,183
	6.050%, 9/01/41
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,506,465
	City 2, Series 2006A, 20.264%, 8/01/40 – AMBAC Insured (IF)
5,480	Total Nebraska			6,281,648
	Nevada – 3.7% (2.6% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,401,900
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	5,922,900
	International Airport, Series 2010A, 5.250%, 7/01/42
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	479,940
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	6,400
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
145	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	10/11 at 100.00	Aaa	148,551
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26	1/12 at 100.00	Aa2 (4)	4,382,578
	(Pre-refunded 1/01/12) – FGIC Insured
26,435	Total Nevada			21,342,269
	New Hampshire – 0.4% (0.3% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital,	10/11 at 101.00	Aa3	2,025,720
	Series 2001, 5.500%, 10/01/21 – AGM Insured
	New Jersey – 4.9% (3.5% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	A2	10,013,900
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
620	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	476,086
	Series 2003, 5.500%, 7/01/33
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,463,415
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	3,293,472
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA+	5,032,600
	0.000%, 12/15/33 – AGM Insured
7,045	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	4,860,205
	Series 2007-1A, 4.750%, 6/01/34
54,760	Total New Jersey			28,139,678
	New York – 5.7% (4.0% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	751,158
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,305,077
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	405,042
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	4,835,446
	Purpose Series 2011C, 5.000%, 3/15/41
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	N/R	1,747,390
	Inc., Series 2001, 5.300%, 4/20/31
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,253,290
	2/15/47 – NPFG Insured
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	743,580
	5.000%, 11/15/41
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	Baa1	4,352,861
	International Airport, Series 1999, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	8,270,560
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	3,321,094
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
910	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AA	949,585
	NPFG Insured
1,590	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20	8/12 at 100.00	AA (4)	1,677,196
	(Pre-refunded 8/01/12) – NPFG Insured
35,570	Total New York			32,612,279
	North Carolina – 1.1% (0.8% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,659,418
	Bonds, Series 2008, Trust 1149, 15.059%, 7/15/32 (IF) (6)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,218,876
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	1,994,948
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
515	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%,	No Opt. Call	NR (4)	552,631
	1/01/13 (ETM)
1,085	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A	1,157,521
	5.500%, 1/01/13
6,260	Total North Carolina			6,583,394
	Ohio – 1.8% (1.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,135	5.125%, 6/01/24	6/17 at 100.00	Baa3	2,570,387
710	5.875%, 6/01/30	6/17 at 100.00	Baa3	558,578
685	5.750%, 6/01/34	6/17 at 100.00	Baa3	518,018
1,570	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,162,177
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA	5,754,818
	5.000%, 11/15/41
11,900	Total Ohio			10,563,978
	Oklahoma – 2.0% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,370	5.000%, 2/15/37	2/17 at 100.00	A	4,363,620
955	5.000%, 2/15/42	2/17 at 100.00	A	944,648
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,319,375
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	88,364
	System, Series 2008, Trust 3500, 8.489%, 6/15/30 (IF)
11,718	Total Oklahoma			11,716,007
	Oregon – 0.8% (0.6% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	A+	4,768,573
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
	Pennsylvania – 1.2% (0.9% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	410,730
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/12 at 100.00	CC	1,966,510
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)
1,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, St. Joseph’s University,	11/20 at 100.00	A–	1,357,006
	Series 2010A, 5.000%, 11/01/40
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa2 (4)	3,378,967
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
8,605	Total Pennsylvania			7,113,213
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2	2,506,250
	5.250%, 8/01/57
	Tennessee – 0.3% (0.2% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	546,517
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	249,068
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (5), (7)	11/17 at 100.00	N/R	59,912
2,800	5.500%, 11/01/46 (5), (7)	11/17 at 100.00	N/R	209,692
680	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	10/11 at 100.00	AA+	680,367
	7/01/22 (Alternative Minimum Tax)
8,235	Total Tennessee			1,745,556
	Texas – 19.5% (13.9% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,285,462
	4.250%, 8/15/36 (UB)
2,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB–	2,704,590
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	4,541,895
	5.000%, 1/01/36 (WI/DD, Settling 8/16/11)
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,806,457
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,009,150
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AAA	4,048,726
	(Pre-refunded 8/15/11)
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	10,131,900
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AA+	7,407,540
	5.500%, 12/01/29 – NPFG Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	7/11 at 100.00	A2	7,022,330
	NPFG Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	2,571,864
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	2,958,917
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,240,754
	2007A, 4.750%, 8/01/43 (UB)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A	8,013,520
	Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,794,940
	2011A, 7.250%, 4/01/36
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A3	2,526,975
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,150	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,163,230
	5.750%, 1/01/38
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA	2,260,994
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	5,282,070
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,061,656
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	No Opt. Call	AA–	3,562,930
	Series 2010, 5.000%, 10/01/41
7,700	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,539,917
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	2,297,360
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,934,417
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,192,845
136,640	Total Texas			112,360,439
	Utah – 0.4% (0.3% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
630	5.200%, 1/01/18 (Alternative Minimum Tax)	1/12 at 100.00	AA–	631,638
240	5.500%, 1/01/23 (Alternative Minimum Tax)	1/12 at 100.00	Aaa	249,257
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
965	4.950%, 7/01/18 (Alternative Minimum Tax)	1/12 at 100.00	AA–	982,978
355	5.300%, 7/01/23 (Alternative Minimum Tax)	1/12 at 100.00	Aaa	366,211
2,190	Total Utah			2,230,084
	Virginia – 0.1% (0.1% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	862,460
	Village, Series 2005, 5.375%, 12/01/28
	Washington – 13.1% (9.4% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – NPFG Insured	12/11 at 100.00	Aaa	1,004,690
2,000	5.600%, 12/01/36 – NPFG Insured	12/11 at 100.00	Aaa	2,006,320
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,611,500
	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	Aa2	2,552,796
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax) (UB)	10/11 at 100.00	AA	16,006,880
1,440	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AA+ (4)	1,459,858
	2001A, 5.625%, 11/01/15 (Pre-refunded 11/01/11) – AGM Insured
650	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AA+	657,742
	2001A, 5.625%, 11/01/15 – AGM Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21	12/11 at 100.00	AA (4)	4,607,010
	(Pre-refunded 12/01/11) – AMBAC Insured
3,720	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,752,513
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) – AMBAC Insured
3,410	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	3,403,214
	Research Center, Series 2011A, 5.625%, 1/01/35
	Washington State Health Care Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	5,583,846
25,435	5.625%, 10/01/31 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	25,922,326
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	BBB	3,047,220
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	BBB	2,952,982
74,620	Total Washington			75,568,897
	Wisconsin – 2.3% (1.7% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	3,786,102
1,850	5.000%, 1/01/21 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	1,887,574
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	901,030
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	352,363
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	3,719,277
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,508,700
	Series 2001B, 6.000%, 2/15/25
330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	291,634
	Services Inc., Series 2003A, 5.125%, 8/15/33
13,385	Total Wisconsin			13,446,680
$ 935,943	Total Municipal Bonds (cost $805,644,038)			$ 800,187,928
Shares	Description (1)			Value
	Investment Companies – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.			$ 92,737
26,880	Dreyfus Strategic Municipal Fund			213,696
131,278	DWS Municipal Income Trust			1,559,583
43,020	Invesco Van Kampen Investment Grade Municipal Trust			574,747
30,000	Invesco Van Kampen Municipal Opportunity Trust			390,000
43,420	PIMCO Municipal Income Fund II			446,792
	Total Investment Companies (cost $3,325,133)			3,277,555
	Short-Term Investments – 0.8% (0.6% of Total Investments)
	South Carolina – 0.8% (0.6% of Total Investments)
$ 4,730	South Carolina Educational Facilities Authority, Charleston Southern University Education Facilities	9/11 at 100.00	VMIG-1	4,730,000
	Revenue Bond, Variable Rate Demand Series 2003, 0.240%, 4/01/28 (8)
$ 4,730	Total Short-Term Investments (cost $4,730,000)			4,730,000
	Total Investments (cost $813,699,171) – 140.3%			808,195,483
	Floating Rate Obligations – (10.3)%			(59,362,000)
	MuniTerm Preferred Shares, at Liquidation Value – (12.2)% (9)			(70,000,000)
	Other Assets Less Liabilities – 11.4%			65,460,694
	Auction Rate Preferred Shares, at Liquidation Value – (29.2)% (9)			(168,400,000)
	Net Assets Applicable to Common Shares – 100%			$ 575,894,177

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$799,918,324	$269,604	$800,187,928
Investment Companies	3,277,555	—	—	3,277,555
Short-Term Investments	—	4,730,000	—	4,730,000
Total	$3,277,555	$804,648,324	$269,604	$808,195,483

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$187,350
Gains (losses):
Net realized gains (losses)	(17,141)
Net change in unrealized appreciation (depreciation)	99,395
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$269,604

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $757,234,579.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 22,050,817
Depreciation	(30,395,987)
Net unrealized appreciation (depreciation) of investments	$ (8,345,170)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Investment has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(9)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 8.7% and 20.8%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011